Events after the balance sheet date	6 Months Ended
Jun. 30, 2019
Events after the balance sheet date
Events after the balance sheet date

18Events after the balance sheet date

On July 17, 2019, the Company dosed the first subject in a Phase 1 clinical trial evaluating the safety, pharmacokinetics and pharmacodynamics of efgartigimod, using Halozyme's proprietary ENHANZE® drug delivery technology. Initiation of this study triggered a $5 million milestone payment obligation to Halozyme during the third quarter of 2019 under the global collaboration and license agreement between the two companies.